Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments and loan receivable
Investments	$ 254.5	$ 227.2
Equity method investments	246.4	224.6
Unrealized gains losses on available-for-sale investments
Gain (loss) on changes in the fair value of equity investments at FVTOCI	8.4	(42.3)
Income tax (expense) recovery in other comprehensive income (loss)	1.1	(5.6)
Gain (loss) on changes in the fair value of equity investments at FVTOCI	7.3	(36.7)
Equity investments
Investments and loan receivable
Investments	246.4	224.6
Cost of equity investments disposed of	1.5	1.1
Gross proceeds from disposal	2.0	1.8
Unrealized gains losses on available-for-sale investments
Gain (loss) on changes in the fair value of equity investments at FVTOCI	8.4	(42.3)
Income tax (expense) recovery in other comprehensive income (loss)	(1.1)	5.6
Gain (loss) on changes in the fair value of equity investments at FVTOCI	7.3	(36.7)
Labrador Iron Ore Royalty Corporation
Investments and loan receivable
Equity method investments	152.7	157.0
G Mining Ventures
Investments and loan receivable
Equity method investments	47.6	22.8
Other
Investments and loan receivable
Equity method investments	46.1	44.8
Warrants
Investments and loan receivable
Investments	$ 8.1	$ 2.6